Income Taxes (Details 2) (USD $)	1 Months Ended	9 Months Ended	12 Months Ended
	Oct. 30, 2010 item	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010 item
Income Taxes
Statutory federal rate (as a percent)			34.00%	34.00%
Reconciliation between actual tax benefits and taxes computed at the statutory federal rate
U.S. Federal income tax benefit at the statutory rate of 34%			$ 1,172,000	$ 2,675,000
Effect of permanent differences			(10,000)	(7,000)
Effect of permanent differences - Government Grant			4,000	51,000
State income taxes benefit, net of federal tax benefit			251,000	424,000
Other			(79,000)
Change in valuation allowance			(1,352,000)	(3,010,000)
Income tax (expense) benefit		(14,485)	(14,485)	133,194
Other disclosure
Number of grants awarded under Qualifying Therapeutic Discovery Project	2			2
Amount received related to QTDP Grant				270,000
Income tax benefit (expense) associated with the realization or "monetization" of prior-period tax attributes			$ (14,000)	$ 133,000